Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands		6 Months Ended			12 Months Ended
	Jul. 22, 2020	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)
Intangible Assets, Net (Details) [Line Items]
Amortization expenses		¥ 3,001		¥ 21,967	¥ 26,397		¥ 58,934	¥ 75,660
Impairment loss					100,156			533,412
Impairment loss		10,474	$ 1,525	100,156	100,156	$ 14,080	199,575	846,766
Apartment Rental Contracts [Member]
Intangible Assets, Net (Details) [Line Items]
Impairment loss		¥ 10,474		¥ 29,550	29,550
Disposed of apartment rental contract					11,972		10,725	14,756
Loss from disposal of intangible assets					¥ 11,972		¥ 10,725	¥ 14,756
Percentage of revenue growth rate		0.00%	0.00%	0.00%
Percentage of discount rate		11.00%	11.00%	11.00%
Percentage of unit rental fee		0.00%	0.00%
Great Alliance Co Living Limited And Affiliates [Member]
Intangible Assets, Net (Details) [Line Items]
Rental contracts and leasehold improvements	72,000	72,000	72,000		72,000	72,000
Percentage of revenue growth rate							3.00%
Percentage of discount rate							11.00%
Percentage of unit rental fee							3.00%